Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Going Concern [Line Items]
Retained earnings surplus deficit	$ (144,671)	$ (132,718)
Cash and cash equivalents	$ 31,040	$ 41,333